Balances and Transactions with Related Parties and Affiliated Companies - Summary of Transactions and Other Related Parties (Detail) - MXN ($) $ in Millions		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Income:
Sales to affiliated parties		$ 5,694	$ 5,200	$ 4,761
Expenses:
Other expenses with related parties		15	79	202
AdeS [member]
Expenses:
Purchases and other expenses of Coca Cola FEMSA		497	592	0
Heineken group [member]
Income:
Sales to affiliated parties		5	4	0
Expenses:
Purchases of raw material, beer and operating expenses from Heineken	[1]	12,755	14,959	13,608
FEMSA [member]
Expenses:
Purchases and other expenses of Coca Cola FEMSA		7,756	8,878	7,773
The Coca-Cola Company [member]
Expenses:
Purchases of concentrate from The Coca-Cola Company		34,063	32,379	30,758
Advertisement expense paid to The Coca-Cola Company		1,756	2,193	1,392
Interest expense paid		0	0	11
Instituto Tecnologico Y De Estudios Superiores De Monterrey AC [member]
Expenses:
Donations to related party	[2],[3]	127	127	47
Jugos del Valle, S.A.P.I. de C.V. [member]
Expenses:
Purchases and other expenses of Coca Cola FEMSA		2,863	2,872	2,604
Promotora Industrial Azucarera, S.A. de C.V. ("PIASA") [member]
Expenses:
Purchases and other expenses of Coca Cola FEMSA		2,728	2,604	1,885
Beta San Miguel [member]
Expenses:
Purchases and other expenses of Coca Cola FEMSA		655	651	1,827
Promotora Mexicana De Embotelladores SADeCV [member]
Expenses:
Purchases and other expenses of Coca Cola FEMSA		0	0	839
Industria Envasadora de Queretaro, S.A. de C.V. ("IEQSA") [member]
Expenses:
Purchases and other expenses of Coca Cola FEMSA		682	596	804
Leao Alimentos e Bebidas, LTDA [member]
Expenses:
Purchases and other expenses of Coca Cola FEMSA		1,867	2,654	4,010
Industria Mexicana de Reciclaje, S.A. de C.V. ("IMER") [member]
Expenses:
Purchases and other expenses of Coca Cola FEMSA		281	298	267
Fundacion FEMSA AC [member]
Expenses:
Donations to related party		146	179	2
BBVA Bancomer SA de CV [member]
Income:
Interest income received from BBVA Bancomer, S.A. de C.V.		30	180	138
Expenses:
Interest and fees paid to Bancomer		$ 98	$ 168	$ 0

[1]	Favorable Resolution of Arbitration in Brazil on October 31, 2019, the arbitration tribunal in charge of the arbitration proceeding between us and Cervejarias Kaiser Brasil, S.A., a subsidiary of Heineken, N.V. (“Kaiser”), issued an award confirming that the distribution agreement pursuant to which we distribute Kaiser’s portfolio in the country, including Heineken beer, shall continue in full force and effect until and including March 19, 2022.
[2]	In 2019 and 2018, there were donations to ITESM made through Fundacion FEMSA as intermediary for Ps. 127 and Ps. 127, respectively
[3]	One or more members of the Board of Directors or senior management of the Company are also members of the Board of Directors or senior management of the counterparties to these transactions.